Segment Reporting (Tables)	12 Months Ended
Dec. 31, 2022
Segment Reporting [Abstract]
Schedule of revenue by major revenue
	For the years ended December 31,
REVENUES, NET	2022	2021	2020
Graphite anode business	$37,580,677	$-	$-
Peer-to-peer knowledge sharing and enterprise business	544,991	7,409,272	23,181,084
Member services	106,724	498,330	872,629
Enterprise services
-Comprehensive tailored services	153,658	1,433,847	13,345,880
-Sponsorship advertising services	-	1,734,390	6,598,527
-Consulting services	9,645	1,583,583	416,634
Online services	2,100	40,391	361,933
Other revenues	272,864	2,118,731	1,585,481
Revenues, net	$38,125,668	$7,409,272	$23,181,084

	For the years ended December 31,
COST OF REVENUES	2022	2021	2020
Graphite anode business	$35,586,544	$-	$-
Peer-to-peer knowledge sharing and enterprise business	3,889,502	3,886,654	2,980,216
Member services	591,000	99,013	174,660
Enterprise services
-Comprehensive tailored services	294,759	157,563	340,783
-Sponsorship advertising services	-	34,041	255,634
-Consulting services	218,719	733,266	239,845
Online services	66,403	798,010	1,076,503
Other revenues	2,718,621	2,064,761	892,791
Cost of revenues	$39,476,046	$3,886,654	$2,980,216

	For the years ended December 31,
GROSS (LOSS) PROFIT	2022	2021	2020
Graphite anode business	$1,994,133	$-	$-
Peer-to-peer knowledge sharing and enterprise business	(3,344,511)	3,522,618	20,200,868
Member services	(484,276)	399,317	697,969
Enterprise services
-Comprehensive tailored services	(141,101)	1,276,284	13,005,097
-Sponsorship advertising services	-	1,700,349	6,342,893
-Consulting services	(209,074)	850,317	176,789
Online services	(64,303)	(757,619)	(714,570)
Other revenues	(2,445,757)	53,970	692,690
Gross (loss) profit	$(1,350,378)	$3,522,618	$20,200,868